CONTRACTUAL COMMITMENTS AND GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2023
CONTRACTUAL COMMITMENTS AND GUARANTEES
Schedule Of Maturity Analysis Contractual Commitments

Year
2024	1,015,822
2025	749,362
2026	438,382
2027	358,300
2028	334,504
2029 onwards	730,684
Total(1)	3,627,054

(1)Includes R$154.4 millions, referring to contracts for the provision of security services with Telefónica Cybersecurity Tech, S.L.U. (“CyberCo”) and its subsidiaries, companies of the Telefónica Group.

Schedule of guarantees for several commitments

Insurance of guarantee(1)	26,935,174
Letters of guarantee	4,596,336
Judicial deposits and garnishments (Note 10)	2,911,929
Property and equipment (Note 13.f)	101,220
Financial investments in guarantee of lawsuits (Note 4)	36,169
Total	34,580,828
(1)These refer to insurance amounts contracted to ensure the continuity of legal proceedings (note 20